Operations of the Bank	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Operations of the Bank

2	OPERATIONS OF THE BANK

2.1.	Agreement with the Misiones Provincial Government
The Bank and the Misiones Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a five-year term since January 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.

On November 25, 1999, December 28, 2006 and October 1, 2018, extensions to such agreement were agreed upon, making it currently effective through December 31, 2029.
As of December 31, 2021 and 2020, the deposits held by the Misiones Provincial Government with the Bank amounted to 9,072,397 and 24,512,527 (including 1,035,931 and 1,220,469, related to court deposits), respectively.

2.2.	Agreement with the Salta Provincial Government
The Bank and the Salta Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since March 1, 1996, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On February 22, 2005, and August 22, 2014, extensions to such agreements were agreed upon, making it currently effective through February 28, 2026.
As of December 31, 2021 and 2020, the deposits held by the Salta Provincial Government with the Bank amounted to 6,455,729 and 5,701,168 (including 2,200,818 and 1,873,083, related to court deposits), respectively.

2.3.	Agreement with the Jujuy Provincial Government
The Bank and the Jujuy Provincial Government entered into a special-relationship agreement whereby the Bank was appointed, for a ten-year term since January 12, 1998, as the Provincial Government’s exclusive financial agent as well as revenue collection and obligation payment agent.
On April 29, 2005 and July 8, 2014, extensions to such agreement were agreed upon, making it currently effective through September 30, 2024.
As of December 31, 2021 and 2020, the deposits held by the Jujuy Provincial Government with the Bank amounted to 8,427,277 and 16,468,955 (including 1,908,871 and 1,763,629, related to court deposits), respectively.

2.4.	Agreement with the Tucumán Provincial Government
The Bank acts as an exclusive financial agent and as revenue collection and obligation payment agent of the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena. The services agreements with the Provincial and Municipal Governments are effective through years 2031, 2023 and 2025, respectively.
As of December 31, 2021 and 2020, the deposits held by the Tucumán Provincial Government, the Municipality of San Miguel de Tucumán and the Municipality of Yerba Buena with the Bank amounted to 17,504,996 and 21,546,127 (including 5,129,863 and 5,338,406, related to court deposits), respectively.
Additionally, as of December 31, 2021 and 2020, the Bank granted loans to the Tucumán Provincial Government for an amount of 1,838,221 and 4,317,862, respectively.